Consolidated Statements of Financial Position $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD ($)	Jan. 01, 2016 USD ($)	Jan. 01, 2016 CAD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Current assets:
Cash and cash equivalents (note 4(a))	$ 10,631	$ 7,940	$ 10,662	$ 8,311	$ 11,503	$ 8,311	$ 12,383
Investments (note 4(b))	798			5,957	8,245
Prepaid expenses and other assets	396	493	663	771	1,067
Total current assets	11,825	8,433	11,325	15,039	20,815
Non-current assets:
Property and equipment (note 5)	142	213		314
Total non-current assets	142	213	285	314	434
Total assets	11,967	8,646	11,610	15,353	21,249
Current liabilities:
Accounts payable and accrued liabilities	1,765	1,318	1,770	1,702	2,356
Total current liabilities	1,765	1,318	1,770	1,702	2,356
Shareholders’ equity:
Common shares	231,923	218,034	230,976	212,308	223,425
Stock options (note 10)	6,456	7,306	8,133	5,740	6,256
Contributed surplus (note 9(d))	22,909	21,413	22,267	21,188	22,037
Warrants (note 9(c))				85	84
Accumulated other comprehensive loss	(4,298)	(4,298)		(4,783)
Deficit	(246,788)	(235,127)	(251,536)	(220,887)	(232,909)
Total shareholders’ equity	10,202	7,328	9,840	13,651	18,893	$ 13,651	$ 25,233
Total liabilities and shareholders’ equity	$ 11,967	$ 8,646	$ 11,610	$ 15,353	$ 21,249